Inventories	12 Months Ended
Aug. 31, 2025
Notes and other explanatory information [abstract]
Inventories

7.	Inventories

	August 31, 2025	August 31, 2024
Ore stockpile	$9,088	$4,533
Gold in-circuit	988	837
Gold doré	11	55
Total precious metals inventories	10,087	5,425
Supplies	2,931	824
Total inventories	$13,018	$6,249